INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

13     INVENTORIES

	December 31, 2020	December 31, 2019
		(Restated)
Raw materials	7,450,822	6,825,871
Work-in-progress	7,290,838	7,847,599
Finished goods	4,830,076	4,501,633
Spare parts	789,136	842,734
Packaging materials and others	25,709	57,870
	20,386,581	20,075,707

Less: provision for impairment of inventories	(529,827)	(560,066)

	19,856,754	19,515,641

Movements in the provision for impairment of inventories are as follows:

	December 31, 2020	December 31, 2019
As of January 1	560,066	811,197
Provision for impairment of inventories	1,492,153	1,503,406
Disposal of subsidiary	—	(772)
Reversal arising from increase in net realizable value	(170,766)	(340,134)
Written off upon sales of inventories	(1,351,626)	(1,413,631)

As of December 31	529,827	560,066

As of December 31, 2020 and December 31, 2019, no inventories were pledged for any borrowings.